Financial Instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments
Financial Instruments

Note 4:  Financial Instruments

As detailed in the Group’s most recent annual financial statements, the principal financial instruments consist of derivative financial instruments, other investments, trade and other receivables, cash and cash equivalents, trade and other payables, lease liabilities and interest-bearing loans and borrowings.

The Group has certain equity investments that are categorised as Level 3 in the fair value hierarchy that are held at $442m (31 December 2025: $458m) and for which a fair value loss of $9m has been recognised in the six months ended 30 June 2026 (H1 2025: $35m). In the absence of specific market data, these unlisted investments are held at fair value based on the cost of investment and adjusted as necessary for impairments and revaluations on new funding rounds, which are seen to approximate the fair value. All other fair value gains and/or losses that are presented in Net gains/(losses) on equity investments measured at fair value through other comprehensive income, in the Condensed consolidated statement of comprehensive income for the six months ended 30 June 2026, are Level 1 fair value measurements, valued based on quoted prices in active markets.

Financial instruments measured at fair value include $2,624m of other investments, $3,427m held in money-market funds and $359m of derivatives as at 30 June 2026. With the exception of derivatives being Level 2 fair valued, and certain equity instruments of $442m categorised as Level 3, the aforementioned balances are Level 1 fair valued. Financial instruments measured at amortised cost include $70m of cash collateral pledged to counterparties. The total fair value of Interest-bearing loans and borrowings as at 30 June 2026, which have a carrying value of $31,333m in the Condensed consolidated statement of financial position, was $30,630m.

Contingent consideration arising from business combinations is fair valued using decision-tree analysis, with key inputs including the probability of success, consideration of potential delays and the expected levels of future revenues.

The final contingent consideration payment of $257m relating to BMS's share of the global diabetes alliance was made in Q1 2026.